March 11, 2003

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Peoples Benefit Life Insurance Company Separate Account V – Advisor’s Edge Variable Annuity, Advisor’s Edge

Select Variable Annuity and Dimensional Variable Annuity

File No. 33-80958, 811-6564, CIK 884067

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Peoples Benefit Life Insurance Company Separate Account V, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc.; Alliance Variable Products Series Fund, Inc.—Class B; Credit Suisse Trust; DFA Investment Dimensions Group, Inc.; Dreyfus Investment Portfolios—Service Class; Dreyfus Socially Responsible Growth Fund, Inc.—Service Class; Dreyfus Variable Investment Fund—Service Class; Federated Insurance Series; Montgomery Funds III; Seligman Portfolios, Inc.—Class 2 Shares; SteinRoe Variable Investment Trust; Strong Variable Insurance Funds, Inc.; Vanguard Variable Insurance Fund and Wanger Advisors Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual reports were filed with the Commission via EDGAR on the dates indicated:

•	AEGON/Transamerica Series Fund, Inc. (CIK: 778207) filed February 27, 2003
•	Alliance Variable Products Series Fund, Inc.—Class B (CIK: 825316) filed February 21, 2003
•	Credit Suisse Trust (CIK: 941568) filed February 19, 2003
•	DFA Investment Dimensions Group, Inc. (CIK: 355437) filed February 5, 2003
•	Dreyfus Investment Portfolios—Service Class (CIK: 1056707) filed March 4, 2003
•	Dreyfus Socially Responsible Growth Fund, Inc.—Service Class (CIK: 890064) filed March 3, 2003
•	Dreyfus Variable Investment Fund—Service Class (CIK: 813383) filed March 4, 2003
•	Federated Insurance Series (CIK: 912577) filed February 26, 2003
•	Montgomery Funds III (CIK: 930648) filed March 7, 2003
•	Seligman Portfolios, Inc.—Class 2 Shares (CIK: 817841) filed March 5, 2003
•	SteinRoe Variable Investment Trust (CIK: 815425) filed March 4, 2003
•	Strong Variable Insurance Funds, Inc. (CIK: 883644) filed March 4, 2003
•	Vanguard Variable Insurance Fund (CIK: 857490) filed March 7, 2003
•	Wanger Advisors Trust (CIK: 929521) filed March 3, 2003

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Brenda D. Sneed

Brenda D. Sneed

Assistant General Counsel

March 11, 2003

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Peoples Benefit Life Insurance Company Separate Account V –

Peoples Benefit Marquee Variable Annuity

File No. 33-79502, 811-6564, CIK 884067

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Peoples Benefit Life Insurance Company Separate Account V, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the following underlying management investment companies: Variable Insurance Products Fund, Variable Insurance Products Fund II, Dreyfus Variable Investment Fund—Service Class, T. Rowe Price International Series, Inc., T. Rowe Price Equity Series, Inc. and OCC Accumulation Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual reports were filed with the Commission via EDGAR on the dates indicated:

•	Variable Insurance Products Fund (CIK: 356494) filed February 28, 2003
•	Variable Insurance Products Fund II (CIK: 831016) filed February 28, 2003
•	Dreyfus Variable Investment Fund-Service Class (CIK: 813383) filed March 4, 2003
•	T. Rowe Price International Series, Inc. (CIK: 918292) filed February 26, 2003
•	T. Rowe Price Equity Series, Inc. (CIK: 918294) filed February 26 and 28, 2003
•	OCC Accumulation Trust (CIK: 923185) filed March 3, 2003

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Brenda D. Sneed

Brenda D. Sneed

Assistant General Counsel

March 11, 2003

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Peoples Benefit Life Insurance Company Separate Account V –

Personal Manager Variable Annuity

File No. 33-72838, 811-6564, CIK 884067

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Peoples Benefit Life Insurance Company Separate Account V, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the following underlying management investment companies: Variable Insurance Products Fund, Variable Insurance Products Fund II, Dreyfus Variable Investment Fund-Service Class and Strong Variable Insurance Funds, Inc This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual reports were filed with the Commission via EDGAR on the dates indicated:

•	Dreyfus Variable Investment Fund-Service Class (CIK: 813383) filed March 4, 2003
•	Strong Variable Insurance Funds, Inc. (CIK: 883644) filed March 4, 2003
•	Variable Insurance Products Fund (CIK: 356494) filed February 28, 2003
•	Variable Insurance Products Fund II (CIK: 831016) filed February 28, 2003

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Brenda D. Sneed

Brenda D. Sneed

Assistant General Counsel

March 11, 2003

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Peoples Benefit Life Insurance Company Separate Account V –

Prism Variable Annuity

File No. 33-45862, 811-6564, CIK 884067

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Peoples Benefit Life Insurance Company Separate Account V, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the following underlying management investment companies: Calvert Variable Series, Inc. and Dreyfus Socially Responsible Growth Fund, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual reports were filed with the Commission via EDGAR on the dates indicated:

•	Calvert Variable Series, Inc. (CIK: 708950) filed March 7, 2003
•	Dreyfus Socially Responsible Growth Fund, Inc. (CIK: 890064) filed March 3, 2003

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Brenda D. Sneed

Brenda D. Sneed

Assistant General Counsel